Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710

	Bank loans	Convertible and other Notes	Total
More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
At January 1, 2018	701,091	147,619	848,710

New loans	973,550	—	973,550
Scheduled repayments	(84,493)	—	(84,493)
Early repayments (Note 24)	(825,691)	(205,710)	(1,031,401)
Acquisitions through business combinations (Note 24)	1,106,736	205,710	1,312,446

Other changes (Note 24)	(311,191)	547	(310,644)
Balance at December 31, 2018	1,560,002	148,166	1,708,168

More than 5 years	433,662	—	433,662
Between 1 and 5 years	987,803	148,166	1,135,969
More than 1 year	1,421,465	148,166	1,569,631
Less than 1 year	138,537	—	138,537
Balance at December 31, 2018	1,560,002	148,166	1,708,168

The amounts shown under "New Loans" and "Early Repayments" include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On October 13, 2014, the Group entered into a USD 340.0 million senior secured credit facility with a syndicate of banks. Borrowings under this facility have been used to partially finance the acquisition of the four (4) modern Japanese built VLCC vessels ('the VLCC Acquisition Vessels') from Maersk Tankers Singapore Pte Ltd and to repay USD 153.1 million of outstanding debt and retire the Group's USD 300.0 million Secured Loan Facility dated April 3, 2009. This facility is comprised of (i) a USD 148.0 million non-amortizing revolving credit facility and (ii) a USD 192.0 million term loan facility. This facility has a term of 7 years and bears interest at LIBOR plus a margin of 2.25% per annum. This credit facility is secured by eight of our wholly-owned vessels, the Fraternity, Felicity, Cap Felix, Cap Theodora, Hojo, Hakone, Hirado and Hakata. On October 22, 2014 a first drawdown under this facility was made to repay a former USD 300 million secured loan facility, followed by additional drawdowns on December 22, 2014 and December 23, 2014 for an amount of 60.3 million and 50.3 million following the delivery of the Hojo and Hakone respectively. On March 3, 2015 and April 13, 2015 additional drawdowns of 53.4 million and 50.4 million were made following the delivery of the Hirado and Hakata respectively. As of December 31, 2018 and December 31, 2017, the outstanding balances on this facility were USD 184.8 million and USD 111.7 million, respectively.
On August 19, 2015, the Group entered into a USD 750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. The credit facility will mature on 1 July 2022 and carries a rate of LIBOR plus a margin of 195 bps. As of December 31, 2018 and December 31, 2017, the outstanding balances under this facility were USD 165.0 million and USD 330.0 million, respectively. This facility is currently secured by 17 of our wholly-owned vessels.
On November 9, 2015, the Group entered into a USD 60.0 million unsecured revolving credit facility which will mature on November 9, 2020 carrying a rate of LIBOR plus a margin of 2.25%. As of December 31, 2018 and December 31, 2017, there were no outstanding balances under this facility.
On June 2, 2016, the Group entered into a share swap and claim transfer agreement (see Note 24) whereby as of that date, Fiorano Shipholding Ltd. and Larvotto Shipholding Ltd. were fully consolidated and all assets acquired and liabilities assumed were recognized. Their respective loans were related to, and were secured by, the vessels owned by Fiorano and Larvotto at the date of the aforementioned transaction. As of December 31, 2018 and December 31, 2017, the outstanding balances on these facilities were USD 0.0 million and 48.7 million, respectively. Both loan facilities were repaid in full on September 25, 2018 and December 11, 2018, respectively.
On December 16, 2016, the Group entered into a USD 409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the USD 500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. As of December 31, 2018 and December 31, 2017, the outstanding balances on this facility were USD 150 million and 118.0 million, respectively. The credit facility is secured by the aforementioned 11 vessels.
On January 30, 2017, the Group signed a loan agreement for a nominal amount of USD 110.0 million with the purpose of financing the Ardeche and the Aquitaine, as mentioned in Note 8. On April 25, 2017, following a successful syndication, the loan was replaced with a new Korean Export Credit facility for a nominal amount of USD 108.5 million with Korea Trade Insurance Corporation or “K-sure” as insurer. The new facility is comprised of (i) a USD 27.1 million commercial tranche, which bears interest at LIBOR plus a margin of 1.95% per annum and (ii) a USD 81.4 million tranche insured by K-sure which bears interest at LIBOR plus a margin of 1.50% per annum. The facility is repayable over a term of 12 years, in 24 installments at successive six month intervals, each in the amount of USD 3.6 million together with a balloon installment of USD 21.7 million payable with the 24th installment on January 12, 2029. The K-sure insurance premium and other related transaction costs for a total amount of USD 3.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2018 and December 31, 2017, the outstanding balances on this facility were USD 97.7 million and USD 104.9 million, respectively in aggregate. This facility is secured by the VLCCs the Ardeche and the Aquitaine. The facility agreement also contains a provision that entitles the lenders to require us to prepay to the lenders, on January 12, 2024, with 180 days’ notice, their respective portion of any advances granted to us under the facility. The facility agreement also contains provisions that allow the remaining lenders to assume an outgoing lender’s respective portion(s) of the advances made to us or to allow us to suggest a replacement lender to assume the respective portion of such advances.
On March 22, 2018, the Group signed a senior secured credit facility for an amount of USD 173.6 million with Kexim, BNP and Credit Agricole Corporate and Investment bank acting also as Agent and Security Trustee. The purpose of the loan was to finance up to 70 per cent of the aggregate contract price of the four Ice Class Suezmax vessels that have been delivered over the course of 2018. The new facility was comprised of (i) a USD 69.4 million commercial tranche, which bears interest at LIBOR plus a margin of 2.0% per annum and (ii) a USD 104.2 million ECA tranche which bears interest at LIBOR plus a margin of 2.0% per annum. The commercial tranche is repayable by 24 equal consecutive semi-annual installments, each in the amount of USD 0.6 million per vessel together with a balloon installment of USD 3.5 million payable with the 24th and last installment on August 24, 2030. The ECA tranche is repayable by 24 consecutive semi-annual installments, each in the amount of USD 1.1 million per vessel and last installment on August 24, 2030. Transaction costs for a total amount of USD 1.6 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2018 the outstanding balance on this facility was USD 170.2 million in aggregate. Lenders of the facility have a put option on the 7th anniversary of the facility, for which a notice has to be served 13 months in advance requesting a prepayment of their remaining contribution. After receiving notice, the Group will have to either repay the relevant contribution on the 7th year anniversary or to transfer this contribution to another acceptable lender. The put option can only be exercised if the employment of the vessel at that time is not satisfactory to the lenders.

As a result of the business combination on June 12, 2018, Euronav assumed the USD 633.0 million senior secured loan facility from Gener8 Maritime Inc. This facility provided for term loans up to the aggregate approximate amount of USD 963.7 million, which is comprised of a tranche of term loans to be made available by a syndicate of commercial lenders up to the aggregate approximate amount of USD 282.0 million (the “Commercial Tranche”), a tranche of term loans to be fully guaranteed by the Export-Import Bank of Korea (“KEXIM”) up to the aggregate approximate amount of up to USD 139.7 million (the “KEXIM Guaranteed Tranche”), a tranche of term loans to be made available by KEXIM up to the aggregate approximate amount of USD 197.4 million (the “KEXIM Funded Tranche”) and a tranche of term loans insured by Korea Trade Insurance Corporation (“K-Sure”) up to the aggregate approximate amount of USD 344.6 million (the “K-Sure Tranche”). The Commercial Tranche with a final maturity on September 28, 2022, bears interest at LIBOR plus a margin of 2.75% per annum and is reduced in 10 remaining installments of consecutive three-month interval and a balloon repayment at maturity in 2022. The KEXIM Guaranteed Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.50% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The KEXIM Funded Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 2.60% per annum and is reduced in 39 remaining installments of consecutive three-month interval. The K-Sure Tranche, with a final maturity on February 28, 2029, bears interest at LIBOR plus a margin of 1.70% per annum and is reduced in 39 remaining installments of consecutive three-month interval. This facility is secured by 13 of our wholly-owned vessels. As of December 31, 2018, the outstanding balance on this facility was USD 604.8 million in aggregate.

As a result of the business combination on June 12, 2018, Euronav assumed the USD 581.0 million senior secured loan facility from Gener8 Maritime Inc. This facility with a final maturity on September 3, 2020 bears interest at LIBOR plus a margin of 3.75% per annum and was reduced in 9 remaining installments of consecutive six-month interval and a final USD 77.4 million repayment is due at maturity in 2020. This facility was secured by 10 of our wholly-owned vessels and a pledge of certain of our and Gener8 Maritime Sub II vessel owning subsidiaries’ respective bank accounts. On September 17, 2018, the Group repaid this facility in full (USD -139.7 million) using a portion of the borrowings under the new USD 200.0 million senior secured credit facility.

On September 7, 2018, the Group signed a senior secured credit facility for an amount of USD 200.0 million. The Group used the proceeds of this facility to refinance all remaining indebtedness under the USD 581.0 million senior secured loan facility, the USD 67.5 million secured loan facility (Larvotto), and the USD 76.0 million secured loan facility (Fiorano). This facility is secured by 9 of our wholly-owned vessels. This revolving credit facility is reduced in 12 installments of consecutive six-month interval and a final USD 55.0 million repayment is due at maturity in 2025. This facility bears interest at LIBOR plus a margin of 2.0% per annum plus applicable mandatory costs. As of December 31, 2018, the outstanding balance on this facility was USD 200.0 million.

Undrawn borrowing facilities
At December 31, 2018, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to USD 498.9 million committed for at least one year (2017: USD 607.4 million).

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	79,762	79,762	78,746	111,666	111,666	110,156
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	105,000	105,000	147,559	—	—
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	395,289	165,000	162,002	485,017	330,000	325,519
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	316,060	150,000	147,541	362,780	118,000	114,634
Secured vessels loan 76M	USD	libor +1.95%	2020	—	—	—	23,563	23,563	23,563
Secured vessels loan 67.5M	USD	libor +1.5%	2020	—	—	—	25,173	25,173	25,173
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,459	26,459	24,711	26,911	26,911	24,876
Secured vessels loan 81.4M	USD	libor +1.50%	2029	71,236	71,236	70,507	78,020	78,020	77,171
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	68,263	68,263	68,263	—	—	—
Secured vessels loan 104.2M	USD	libor +2.0%	2030	101,961	101,961	100,490	—	—	—
Secured vessels loan 89.7M	USD	libor +1.5%	2029	85,295	85,295	85,295	—	—	—
Secured vessels loan 221.4M	USD	libor +1.7%	2029	210,459	210,459	210,459	—	—	—
Secured vessels loan 126.8M	USD	libor +2.6%	2029	120,553	120,553	120,553	—	—	—
Secured vessels loan 195.7M	USD	libor +2.75%	2022	188,481	188,481	188,481	—	—	—
Secured vessels Revolving loan 200.0M*	USD	libor +2.0%	2025	200,000	200,000	197,955	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				2,071,375	1,572,467	1,560,002	1,320,688	713,332	701,091
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

Other notes

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	148,166	150,000	150,000	147,619
Total other notes				150,000	150,000	148,166	150,000	150,000	147,619

On May 31, 2017, the Group successfully completed a new senior unsecured bond issue of USD 150.0 million with a fixed coupon of 7.50% and maturity in May 2022. The net proceeds from the bond issue are being used for general corporate purposes. The related transaction costs for a total of USD 2.7 million are amortized over the lifetime of the instrument using the effective interest rate method. Since October 23, 2017, these unsecured bonds are listed on the Oslo stock exchange.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from 50 million Euro to 150 million Euro. As of December 31, 2018, the outstanding amount was USD 60.3 million or 52.7 million Euro (December 31, 2017: USD 50.0 million or 41.7 million Euro). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2018, the fair value of these forward contracts amounted to USD 0.5 million. The change in fair value of these derivatives was recorded in the consolidated statement of profit or loss.

Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the sale of certain subsidiaries to International Seaways (see Note 24) and the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2018, the Group recognized USD 4.2 million of amortization of financing costs. The Group recognized USD 1.6 million of directly attributable transaction costs as a deduction from the fair value of the USD 173.6 million senior secured amortizing loan facility entered into March 22, 2018 and USD 2.2 million of directly attributable transaction costs as a deduction from the fair value of the USD 200.0 million senior secured amortizing loan facility entered into September 7, 2018.
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2018, compared to 2017 (2018: USD -68.0 million, 2017: USD -38.4 million). This increase was attributable to the interest on the senior unsecured bond of USD 150 million which was issued on May 31, 2017 and an increase in the average outstanding debt during the year as a result of the new credit facilities entered into 2018 and credit facilities in relation to the merger with Gener8 Maritime Inc. Other financial charges increased in 2018 compared to 2017 (2018: USD -6.8 million, 2017: USD -5.8 million) which was primarily attributable to commitment fees paid for available credit lines.

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2017	1,085,562	—	—	1,388,273	120	(16,102)	515,665	2,973,518

Changes from financing cash flows
Proceeds from issue of other notes (Note 15)	—	150,000	—	—	—	—	—	150,000
Proceeds from loans and borrowings (Note 15)	326,014	—	—	—	—	—	—	326,014
Proceeds from issue of other borrowings (Note 15)	—	—	50,010	—	—	—	—	50,010
Transaction costs related to loans and borrowings (Note 15)	(3,174)	(2,700)	—	—	—	—	—	(5,874)
Repayment of borrowings (Note 15)	(710,993)	—	—	—	—	—	—	(710,993)
Dividend paid	—	—	—	—	—	—	(44,133)	(44,133)
Total changes from financing cash flows	(388,153)	147,300	50,010	—	—	—	(44,133)	(234,976)

Other changes
Liability-related
Amortization of transaction costs (Note 15)	3,682	319	—	—	—	—	—	4,001
Total liability-related other changes	3,682	319	—	—	—	—	—	4,001
Total equity-related other changes	—	—	—	—	448	—	2,090	2,538

Balance at December 31, 2017	701,091	147,619	50,010	1,388,273	568	(16,102)	473,622	2,745,081

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2018	701,091	147,619	50,010	1,388,273	568	(16,102)	471,877	2,743,336

Changes from financing cash flows
Proceeds from loans and borrowings (Note 15)	973,550	—	—	—	—	—	—	973,550
Proceeds from issue of other borrowings (Note 15)	—	—	10,332	—	—	—	—	10,332
Proceeds from sale of treasury shares (Note 13)	—	—	—	—	—	5,406	(3,112)	2,294
Purchase treasury shares (Note 13)	—	—	—	—	—	(3,955)	—	(3,955)
Transaction costs related to loans and borrowings (Note 15)	(3,849)	—	—	—	—	—	—	(3,849)
Repayment of borrowings (Note 15)	(910,184)	(205,710)	—	—	—	—	—	(1,115,894)
Dividend paid	—	—	—	—	—	—	(22,643)	(22,643)
Total changes from financing cash flows	59,517	(205,710)	10,332	—	—	1,451	(25,755)	(160,165)

Other changes
Liability-related
Acquisitions through business combinations (Note 24)	1,106,736	205,710	—	—	—	—	—	1,312,446
Sale of loans through disposal of subsidiaries (Note 24)	(310,968)	—	—	—	—	—	—	(310,968)
Amortization of transaction costs (Note 15)	3,626	547	—	—	—	—	—	4,173
Total liability-related other changes	799,394	206,257	—	—	—	—	—	1,005,651
Total equity-related other changes	—	—	—	553,424	(2,855)	—	(110,358)	440,211

Balance at December 31, 2018	1,560,002	148,166	60,342	1,941,697	(2,287)	(14,651)	335,764	4,029,033